Other disclosures - Real estate business - Spain (Details) - Property assets from home purchase mortgage loans to households - Spain	6 Months Ended
Jun. 30, 2026
Less than 80%
Disclosure of credit risk exposure [line items]
Percentage of portfolio with LTV less than 80%	95.00%
Weighted average
Disclosure of credit risk exposure [line items]
Affordability rate	22.50%
Maximum | Less than 80%
Disclosure of credit risk exposure [line items]
Loan-to-value (LTV) ratio (in percentage)	80.00%